Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Inventories
Supplies	$ 3,573	$ 3,147
Oil and byproducts	7,940	4,862
Others	7	6
Inventories	$ 11,520	$ 8,015